DEBT (Details Narrative) - USD ($)			3 Months Ended
	Nov. 20, 2024	Aug. 27, 2024	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Convertible debt outstanding			$ 0	$ 166,650
Amortization of debt discount			0	0
Principal amount			$ 0	$ 0
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Principal amount	$ 67,860	$ 67,200
Debt interest rate	15.00%	12.00%